Equity (Net Unrealized Investment Gains (Losses) in AOCI on AFS Fixed Maturity Securities with OTTI, Allowance for Credit Losses and All Other Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	[1]	$ 396,454
Ending balance	[1]	(10,065)	$ 396,454
Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI Loss has been Recognized
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		0	0	$ 1,568
Reclassification due to implementation of ASU 2016-13			0	(1,568)
Net unrealized investment gains (losses) on investments arising during period		0	0	0
Reclassification adjustment for (gains) losses included in net income		0	0	0
Reclassification due to allowance for credit losses recorded during the period		0	0	0
Impact of net unrealized investment (gains) losses		0	0	0
Ending balance		0	0	0
Net Unrealized Gains (Losses) on Investments on Available-for-Sale Fixed Maturity Securities on Which an Allowance for Credit Losses has been Recognized
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		3,685	0	0
Reclassification due to implementation of ASU 2016-13			0	0
Net unrealized investment gains (losses) on investments arising during period		(149)	2,951	616
Reclassification adjustment for (gains) losses included in net income		831	(8)	0
Reclassification due to allowance for credit losses recorded during the period		4	742	(616)
Impact of net unrealized investment (gains) losses		0	0	0
Ending balance		4,371	3,685	0
Net Unrealized Gains (Losses) on All Other Investments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		581,718	849,349	423,612
Reclassification due to implementation of ASU 2016-13			(1,000)	1,568
Net unrealized investment gains (losses) on investments arising during period		(2,737,481)	(240,903)	416,479
Reclassification adjustment for (gains) losses included in net income		(5,259)	(24,986)	7,074
Reclassification due to allowance for credit losses recorded during the period		(4)	(742)	616
Impact of net unrealized investment (gains) losses		0	0	0
Ending balance		(2,161,026)	581,718	849,349
Other Costs
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		835,430	1,200,048	423,227
Reclassification due to implementation of ASU 2016-13			(89,160)	0
Net unrealized investment gains (losses) on investments arising during period		0	0	0
Reclassification adjustment for (gains) losses included in net income		0	0	0
Reclassification due to allowance for credit losses recorded during the period		0	0	0
Impact of net unrealized investment (gains) losses		(2,033,852)	(275,458)	776,821
Ending balance		(1,198,422)	835,430	1,200,048
Future Policy Benefits and Policyholders' Account Balances and Other Liabilities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		(1,033,194)	(1,348,231)	(482,134)
Reclassification due to implementation of ASU 2016-13			(12,880)	0
Net unrealized investment gains (losses) on investments arising during period		0	0	0
Reclassification adjustment for (gains) losses included in net income		0	0	0
Reclassification due to allowance for credit losses recorded during the period		0	0	0
Impact of net unrealized investment (gains) losses		2,521,873	327,917	(866,097)
Ending balance		1,488,679	(1,033,194)	(1,348,231)
Income Tax Benefit (Expense)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		(81,308)	(147,241)	(76,914)
Reclassification due to implementation of ASU 2016-13			21,677	0
Net unrealized investment gains (losses) on investments arising during period		574,760	50,016	(87,588)
Reclassification adjustment for (gains) losses included in net income		930	5,254	(1,486)
Reclassification due to allowance for credit losses recorded during the period		0	0	0
Impact of net unrealized investment (gains) losses		(102,459)	(11,014)	18,747
Ending balance		391,923	(81,308)	(147,241)
Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		306,331	553,925	289,359
Reclassification due to implementation of ASU 2016-13			(81,363)	0
Net unrealized investment gains (losses) on investments arising during period		(2,162,870)	(187,936)	329,507
Reclassification adjustment for (gains) losses included in net income		(3,498)	(19,740)	5,588
Reclassification due to allowance for credit losses recorded during the period		0	0	0
Impact of net unrealized investment (gains) losses		385,562	41,445	(70,529)
Ending balance		$ (1,474,475)	$ 306,331	$ 553,925

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.